LONG-TERM DEBT- Narrative (Details)			12 Months Ended
	Oct. 24, 2022 CAD ($)	Jul. 22, 2022	Dec. 31, 2022 CAD ($)	Jul. 27, 2022 CAD ($) creditFacility	Mar. 14, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Number of credit facilities | creditFacility				2
Senior Unsecured Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 50,000,000
Senior Unsecured Medium-Term Notes | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 650,000,000
Nominal interest rate			402.00%
Repayments of non-current borrowings	$ 450,000,000
Revolving Credit Facility | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 2,500,000,000
SLL Credit Facility
Disclosure of detailed information about borrowings [line items]
Nominal interest rate				30.00%
SLL Credit Facility | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 1,000,000,000
Revolving unsecured credit facility maturing in June 2026
Disclosure of detailed information about borrowings [line items]
Maturing term period		4 years
Revolving unsecured credit facility maturing in June 2026 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 1,000,000,000	1,500,000,000
Revolving unsecured credit facility maturing in june 2027 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount			1,500,000,000	$ 750,000,000
Unsecured Non-Revolving Term Loan Facility | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings			$ 500,000,000